RECENTLY ISSUED AND ADOPTED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets	$ 3,809
Lease liabilities	$ 4,618
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right-of-use assets		$ 4,154
Lease liabilities		4,870
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02 | Forecast | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sublease receivable		2,800
Right-of-use assets		800
Lease liabilities		4,200
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02 | Forecast | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sublease receivable		3,500
Right-of-use assets		1,000
Lease liabilities		$ 5,200